share-based compensation	12 Months Ended
Dec. 31, 2022
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Years ended December 31 (millions)		2022			2021
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$158	$(25)	$133	$185	$(35)	$150
Employee share purchase plan	(c)	45	(45)	—	41	(41)	—
Share option awards	(d)	(2)	(9)	(11)	18	(29)	(11)
		$201	$(79)	$122	$244	$(105)	$139
TELUS technology solutions		$168	$(53)	$115	$150	$(44)	$106
Digitally-led customer experiences		33	(26)	7	94	(61)	33
		$201	$(79)	$122	$244	$(105)	$139

1

Within employee benefits expense (see Note 8), for the year ended December 31, 2022, restricted share units expense of $151 (2021 - $178) and share option awards expense of $(2) (2021 - $17) are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.

(b)	Restricted share units

General

We use restricted share units as a form of retention and incentive compensation. Each restricted share unit is nominally equal in value to one equity share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding equity share. The notional dividends are recorded as additional issuances of restricted share units during the life of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the fair market value of the corresponding equity shares at the grant date, other than for the notional subset of our restricted share units affected by the relative total shareholder return performance condition (for which a grant-date fair value is determined using a Monte Carlo simulation). The restricted share units generally become payable when vesting is complete; TELUS Corporation restricted share units typically vest over a period of 33 months (the requisite service period) and TELUS International (Cda) Inc. restricted share units typically vest over a period of 48 months (the requisite service period). The vesting method of restricted share units, which is determined on or before the date of grant, may be either cliff or graded; the majority of TELUS Corporation restricted share units outstanding are cliff-vesting and the majority of TELUS International (Cda) Inc. restricted share units are graded-vesting. Accounting for restricted share units, as either equity instruments or liability instruments, is based upon the expected manner of their settlement when they are granted. Grants of TELUS Corporation restricted share units prior to fiscal 2019, and grants of TELUS International (Cda) Inc. restricted share units prior to fiscal 2021, were accounted for as liability instruments, as the associated obligations were normally expected to be cash-settled when granted.

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on TELUS Corporation Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding TELUS Corporation Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. Reflecting a variable payout, our estimate of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation. Grants of restricted share units in 2022 and 2021 are accounted for as equity-settled, as that was the expected manner of their settlement when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

Number of non-vested restricted share units as at December 31	2022	2021
Restricted share units without market performance conditions
Restricted share units with only service conditions	5,224,220	5,481,486
Notional subset affected by total customer connections performance condition	357,263	366,983
	5,581,483	5,848,469
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,071,789	1,100,949
	6,653,272	6,949,418

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Years ended December 31	2022			2021
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
	Non-vested	Vested	grant-date	Non-vested	Vested	grant-date
			fair value			fair value
Outstanding, beginning of period
Non-vested	5,848,469	—	$25.67	6,017,285	—	$24.55
Vested	—	49,138	$25.63	—	29,870	$24.58
Granted
Initial award	3,033,255	—	$31.31	3,131,508	—	$25.98
In lieu of dividends	340,259	2,251	$29.54	385,783	1,394	$26.74
Variable payout related	48,266	—	$25.79	16,886	—	$25.53
Vested	(3,285,325)	3,285,325	$22.68	(3,354,451)	3,354,451	$24.10
Settled
In equity	—	(3,054,488)	$25.60	—	(3,277,873)	$24.07
In cash	—	(246,407)	$26.27	—	(58,704)	$24.67
Forfeited	(403,441)	—	$27.32	(348,542)	—	$21.59
Outstanding, end of period
Non-vested	5,581,483	—	$30.62	5,848,469	—	$25.67
Vested	—	35,819	$27.00	—	49,138	$25.63

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions. Grants of restricted share units in 2022 and 2021 are accounted for as equity-settled, as that was the expected manner of their settlement when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

Years ended December 31	2022				2021
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
	Non-vested	Vested	grant-date		Non-vested	Vested	grant-date
			fair value				fair value
Outstanding, beginning of period	1,850,807	—	US$	21.94	1,383,642	—	US$	7.94
Granted – initial award	821,223	59,512	US$	26.41	1,383,983	—	US$	27.26
Vested	(798,373)	798,373	US$	16.63	(805,429)	805,429	US$	7.29
Settled
In equity	—	(360,044)	US$	27.84	—	(773,185)	US$	6.31
In cash	—	(497,841)	US$	10.06	—	(32,244)	US$	31.01
Forfeited	(267,836)	—	US$	21.32	(111,389)	—	US$	20.16
Outstanding, end of period	1,605,821	—	US$	27.10	1,850,807	—	US$	21.94

(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, TELUS Corporation Common Share dividends declared during the year ended December 31, 2022, of $47 million (2021 – $42 million) were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

General

We use share option awards as a form of retention and incentive compensation. We apply the fair value method of accounting for share-based compensation awards granted to officers and other employees. Share option awards typically have a three-year vesting period (the requisite service period). The vesting method of share option awards, which is determined on or before the date of grant, may be either cliff or graded; all TELUS Corporation share option awards granted subsequent to 2004 have been cliff-vesting.

The weighted average fair value of share option awards granted is calculated by using the Black-Scholes model (a closed-form option pricing model). The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on our historical share option award exercise data. Similarly, expected volatility considers the historical volatility in the price of our Common Shares in respect of TELUS Corporation share options and the average historical volatility in the prices of a peer group’s shares, and in the price of TELUS International (Cda) Inc.’s shares in respect of TELUS International (Cda) Inc. share options. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

TELUS Corporation share options

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the date of grant. Share option awards granted in fiscal 2021 were for front-line employees.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Years ended December 31	2022		2021
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	3,050,300	$22.04	3,014,700	$21.59
Granted	—	$—	324,900	$25.96
Forfeited	(295,000)	$21.93	(289,300)	$21.75
Outstanding, end of period	2,755,300	$22.05	3,050,300	$22.04

1	The weighted average remaining contractual life is 4.4 years. No options were exercisable as at the balance sheet date.

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the date of grant, calculated by using the Black-Scholes model, are as follows:

Year ended December 31	2021
Share option award fair value (per share option)	$0.93
Risk-free interest rate	0.79%
Expected lives [1] (years)	4.25
Expected volatility	12.5%
Dividend yield	4.8%

1	The maximum contractual term of the share option awards granted in 2021 was seven years.

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. subordinate voting share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Years ended December 31	2022			2021 [1]
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price
Outstanding, beginning of period	3,180,767	US$	10.74	3,922,056	US$	6.94
Granted	—	US$	—	579,949	US$	25.00
Exercised [2,3]	(293,860)	US$	8.46	(1,321,238)	US$	5.74
Forfeited	(209,610)	US$	6.59	—	US$	—
Outstanding, end of period	2,677,297	US$	11.31	3,180,767	US$	10.74
Exercisable, end of period	2,096,582	US$	7.45	2,096,582	US$	7.45

1

During the year ended December 31, 2021, 242,244 Canadian dollar-denominated share options, which was the amount outstanding at the beginning of the year, were exercised and the weighted average price at the date of exercise was $28.67; no other Canadian dollar-denominated share options have been granted or are outstanding.

2

For 2,223,121 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 4.2 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 8.2 years.

3	The weighted average price at the date of exercise was US$23.75 (2021 - US$31.23).

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year ended December 31	2021
Share option award fair value (per share option)	US$	5.34
Risk-free interest rate		0.73%
Expected lives [1] (years)		6.5
Expected volatility		19.3%
Dividend yield		NIL %

1	The maximum contractual term of the share option awards granted in 2021 was ten years.